Supplement to the currently effective Statement of Additional Information for the following fund:

Scudder VIT EAFE(R) Equity Index Fund


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Scudder VIT EAFE(R) Equity Index Fund is no longer offered through this
Statement of Additional Information.




























August 16, 2005